SHARE-BASED PAYMENTS - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2018 shares
2013 Share Option Scheme
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement number of shares authorised								209,750,000
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period	¥ 25,119	$ 3,592	¥ 54,102		¥ 5,510
Number of options - Granted	0	0	0
Aggregate fair value of the share-based awards vested	¥ 14,987	$ 2,143	¥ 27,467		¥ 46,725
Share based compensation by share based payment arrangement unrecognised compensation	¥ 345						$ 49
Weighted-average period recognized	4 months 9 days	4 months 9 days
Number of options - Exercised	5,840,430	5,840,430
Number of options exercised	5,840,430	5,840,430
Number of options - Vested and expected	14,471,178						14,471,178
2013 Share Award Scheme
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement number of shares authorised								215,376,304
Number of options - Granted	0	0	0		0
Aggregate fair value of the share-based awards vested	¥ 1,483	$ 212	¥ 5,401		¥ 9,045
Number of options - Exercised	3,367,365	3,367,365	0		0
Number of options exercised	3,367,365	3,367,365	0		0
Number of options - Vested and expected	9,905,535						9,905,535
2021 Share Award Scheme
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement number of shares authorised								380,528,480
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period	¥ 257,115	$ 36,767	¥ 535,068		¥ 68,812
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares		$ 0.75		$ 0.21		$ 0.27
Number of options - Granted	127,899,901	127,899,901
Aggregate fair value of the share-based awards vested	¥ 312,203	$ 44,644	¥ 175,724		¥ 108,925
Weighted-average period recognized	1 year 2 months 12 days	1 year 2 months 12 days
Number of options - Exercised	54,125,280	54,125,280
Total unrecognized share-based compensation expenses	¥ 244,346						$ 34,941
Number of options exercised	54,125,280	54,125,280
Number of options - Vested and expected	195,479,048						195,479,048
Restricted Shares | 2013 Share Award Scheme
SHARE-BASED PAYMENTS
Weighted-average period recognized	5 months 23 days	5 months 23 days
Restricted shares, number of shares granted	0	0	0		0
Restricted shares,aggregate fair value	¥ 27,015	$ 3,863	¥ 49,172		¥ 71,379
Total unrecognized share-based compensation expenses	¥ 1,955						$ 280